Segment Reporting - Summary of Reportable Segments (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of reportable segments [line items]
Exceptional impairment losses	$ 409	$ 0	$ 0
Exceptional items	(1,453)	(952)	(566)
Other income	777	393	247
Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Exceptional items	413	19	(27)
Group and unallocated items/eliminations [member] | Samarco dam failure [member]
Disclosure of reportable segments [line items]
Exceptional items	(32)	(31)	(27)
Other income	$ 489	$ 50	$ 0